Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
Intangible Assets, Net

5. Intangible Assets, Net

As of the dates specified below, intangible assets consisted of the following:

	Yen in thousands
	At September 30,
	2024	2023
Participation Right, representing total intangible assets	¥123,986	¥28,736
Total intangible assets	123,986	28,736
Less: Accumulated Amortization	(18,708)	(8,551)
Total intangible assets	¥105,278	¥20,185

The Company has performed an impairment assessment and identified no triggering events or circumstances indicating that the carrying amount of the intangibles may be impaired. The Company also determined that no impairment was necessary.

The Company recognized amortization expenses on intangible assets of ¥10,157 thousand, ¥4,926 thousand, and ¥2,915 thousand for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.